MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.3%
Movies & Entertainment - 3.3%
Madison Square Garden Sports Corp. (a)	11,254	$3,854,045

Consumer Discretionary - 6.4%
Apparel Retail - 3.2%
Gap, Inc.	152,145	3,741,246

Restaurants - 3.2%
Aramark	82,080	3,750,235
Total Consumer Discretionary		7,491,481

Consumer Staples - 9.9%
Agricultural Products & Services - 3.3%
Archer-Daniels-Midland Co.	51,661	3,850,811

Food Distributors - 3.3%
US Foods Holding Corp. (a)	41,388	3,869,364

Food Retail - 3.3%
Casey's General Stores, Inc.	4,769	3,920,833
Total Consumer Staples		11,641,008

Energy - 6.6%
Oil & Gas Equipment & Services - 3.2%
TechnipFMC PLC	50,093	3,785,528

Oil & Gas Refining & Marketing - 3.4%
Valero Energy Corp.	15,676	3,959,444
Total Energy		7,744,972

Industrials - 40.0% (b)
Aerospace & Defense - 6.5%
BWX Technologies, Inc.	17,508	3,788,556
Curtiss-Wright Corp.	5,350	3,853,070
		7,641,626
Agricultural & Farm Machinery - 3.4%
Deere & Co.	6,659	3,927,944

Cargo Ground Transportation - 3.1%

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Old Dominion Freight Line, Inc.	17,017	3,614,921
Construction & Engineering - 10.4%
Comfort Systems USA, Inc.	2,163	$3,980,461
MasTec, Inc. (a)	10,006	3,942,864
Quanta Services, Inc.	5,940	4,322,954
		12,246,279
Construction Machinery & Heavy Transportation Equipment - 3.3%
Allison Transmission Holdings, Inc.	28,981	3,893,597

Electrical Components & Equipment - 3.4%
Vertiv Holdings Co. - Class A	12,242	4,021,375

Environmental & Facilities Services - 3.3%
Clean Harbors, Inc. (a)	12,294	3,844,088

Industrial Machinery & Supplies & Components - 6.6%
RBC Bearings, Inc. (a)	6,388	3,826,987
Timken Co.	35,064	3,888,247
		7,715,234
Total Industrials		46,905,064

Information Technology - 23.6%
Communications Equipment - 7.0%
Ciena Corp. (a)	7,965	4,202,175
Cisco Systems, Inc.	43,317	3,963,505
		8,165,680
Electronic Components - 10.0%
Coherent Corp. (a)	12,268	3,922,202
Corning, Inc.	24,066	3,952,600
Littelfuse, Inc.	9,713	3,925,703
		11,800,505
Internet Services & Infrastructure - 3.3%
Twilio, Inc. - Class A (a)	26,173	3,875,175

Technology Distributors - 3.3%
TD SYNNEX Corp.	16,932	3,863,544
Total Information Technology		27,704,904

Materials - 10.0%
Fertilizers & Agricultural Chemicals - 3.2%
CF Industries Holdings, Inc.	30,462	3,783,380

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Specialty Chemicals - 6.8%
Albemarle Corp.	19,827	$3,899,971
Element Solutions, Inc.	95,442	4,064,875
		7,964,846
Total Materials		11,748,226
TOTAL COMMON STOCKS (Cost $109,102,142)		117,089,700

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (c)	187,023	187,023
TOTAL MONEY MARKET FUNDS (Cost $187,023)		187,023

TOTAL INVESTMENTS - 100.0% (Cost $109,289,165)		$117,276,723
Liabilities in Excess of Other Assets - (0.0)% (d)		(14,717)
TOTAL NET ASSETS - 100.0%		$117,262,006

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. MOMENTUM ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

MarketDesk Focused U.S. Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$117,089,700	$—	$—	$117,089,700
Money Market Funds	187,023	—	—	187,023
Total Investments	$117,276,723	$—	$—	$117,276,723

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4